Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,987,295.00
Total Fee Amount	5,107.95
Total Offset Amount	0.00
Net Fee	$ 5,107.95
Offering Table N/A
Offset Table N/A	N/A